ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT

Provisions and allowances - Non current	Deducted from assets	Liabilities	Liabilities
	Allowance for doubtful accounts	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2024

Values at the beginning of the year	6,430	839,921	104,455
Translation differences	(1,387)	(163,514)	(13,546)
Additions	—	32,176	14,597
Reversals	(34)	(92,645)	(1,900)
Transfers	—	—	(23,063)
Uses	(464)	(63,338)	—

As of December 31, 2024	4,545	552,600	80,543

Year ended December 31, 2023

Values at the beginning of the year	—	81,422	38,104
Translation differences	75	(4,108)	7,558
Acquisition of business (note 3)	6,663	856,153	58,127
Additions	—	37,112	828
Reversals	(308)	(96,761)	(162)
Uses	—	(33,897)	—

As of December 31, 2023	6,430	839,921	104,455
19.    ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation	Provision for ongoing litigation related to the acquisition of a participation in Usiminas

Year ended December 31, 2024

Values at the beginning of the year	53,045	200,024	7,332	—
Translation differences	(6,835)	(18,436)	(7,101)	—
Additions	9,089	57,550	12,294	813,988
Reversals	(3,489)	(46,581)	(17,770)	(403,788)
Transfers	—	—	23,063	—
Uses	(4,002)	(70,405)	—	—

As of December 31, 2024	47,808	122,152	17,818	410,200

Year ended December 31, 2023

Values at the beginning of the year	9,870	79,063	3,304	—
Translation differences	(771)	(1,521)	(217)	—
Acquisition of business (note 3)	37,963	77,895	1,428	—
Additions	15,639	35,215	6,946	—
Reversals	(2,803)	(30,508)	—	—
Uses	(6,853)	39,880	(4,129)	—

As of December 31, 2023	53,045	200,024	7,332	—